Income per common share	3 Months Ended
Mar. 31, 2012
Income per common share
9.	Income per common share

Basic net income per share for all the periods presented has been calculated using the weighted average shares outstanding. In computing diluted net income per share, incremental shares issuable upon the assumed exercise of stock options and other share-based compensation awards are included in the weighted average shares outstanding, if dilutive. The number of potentially dilutive shares excluded from the calculation of diluted net income per share is presented below.

	Three Months Ended March 31,
In millions	2012	2011
Anti-dilutive shares	2	4